Investments (Summary of Equity-Accounted Investees and Investments at FVTOCI) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Interests In Other Entities [Line Items]
Proportion of ownership interest in investment	22.00%
Carrying Amount	$ 482	$ 599
Carrying Amount	190	200
Pre-tax gain	0	19
Non-current Financial Assets At Amortised Cost	19	0
Investments in subsidiaries, joint ventures and associates	736	843
Non-current Financial Asstes at Fair Value through Profit or Loss	45	44
Cash and cash equivalents	$ 941	$ 901	$ 499
Profertil [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Nitrogen producer
Principal Place of Business and Incorporation	Argentina
Proportion of ownership interest in associate	50.00%	50.00%
Carrying Amount	$ 340	$ 450
Name of Joint Venture	Profertil
Cash and cash equivalents	$ 204	$ 585
Sinofert [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Fertilizer supplier and distributor
Principal Place of Business and Incorporation	China/Bermuda
Proportion of ownership interest in investment	22.00%	22.00%
Non current Investments In Equity Instruments Designated At Fair Value Through Other Comprehensive Income	$ 180	$ 190
Name of Associate	Sinofert
Canpotex [Member]
Disclosure Of Interests In Other Entities [Line Items]
Principal Activity	Marketing and logistics of potash
Principal Place of Business and Incorporation	Canada
Proportion of ownership interest in associate	50.00%	50.00%
Carrying Amount	$ 0	$ 0
Name of Joint Venture	Canpotex
Other associates and joint ventures [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	$ 142	149
Name of Joint Venture	Other associates and joint ventures
Other [Member]
Disclosure Of Interests In Other Entities [Line Items]
Name of Associate	Other
Non-current Financial Asstes at Fair Value through Profit or Loss	$ 45	44
Other Investments At Fair Value [Member]
Disclosure Of Interests In Other Entities [Line Items]
Carrying Amount	10	10
Non-current Financial Assets At Amortised Cost	$ 19	0
Name of Associate	Other
Total Investments [Member]
Disclosure Of Interests In Other Entities [Line Items]
Non-current Financial Assets At Amortised Cost	$ 19	0
Investments in subsidiaries, joint ventures and associates	$ 736	$ 843
Name of Associate	Other